Certain Relationships and Related Transactions	12 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
Certain Relationships and Related Transactions

(13) Certain Relationships and Related Transactions

The Company has an employment agreement with its NEOs and has granted its NEOs and directors options to purchase its common stock. Please see details of these Employment Agreements in Note 10 - Employment Agreements.